Taxation - Schedule of Effective Tax Rate (Details)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Effective Tax Rate [Abstract]
Income tax expense computed at applicable tax rates	25.00%	25.00%
Effect of PRC preferential tax rate and tax exemption		(154.30%)
Non-deductible expenses	(24.50%)	(20.90%)
Change of valuation allowance	(0.50%)	150.40%
Release of previously accrued income taxes	0.50%
Effective tax rate	0.50%	0.20%